Leases_Unrealized interest income of finance lease (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Total investment in lease	₩ 654,759
Net investment in lease	586,195
Present value of minimum lease payments	586,133
Present value of unguaranteed residual value	62
Unearned interest income	₩ 68,564